SHARE BASED COMPENSATION (Schedule of Restricted stock ) (Details) - Restricted stock [Member] - ¥ / shares		12 Months Ended
	Oct. 14, 2014	Dec. 31, 2016	Dec. 31, 2015
Shares
Outstanding at beginning of year (in shares)		861,522	811,359
Granted (in shares)	135,227		596,473
Issued (in shares)		(433,918)	(484,331)
Forfeited or expired (in shares)		(12,083)	(61,979)
Outstanding at end of year (in shares)	811,359	415,521	861,522
Shares vested but not issued at end of year (in shares)		34,962	41,628
Grant-date fair value
Outstanding at beginning of year		¥ 21.94	¥ 21.20
Granted			20.32
Issued		22.94
Forfeited or expired		21.72	20.32
Outstanding at end of year		22.28	21.94
Shares vested but not issued at end of year		¥ 22.73	¥ 20.64
Weighted Average Remaining Contractual Term
Outstanding at beginning of year		2 years 7 months 2 days	2 years 7 months 17 days
Granted		0 years	4 years
Forfeited or expired		2 years 4 months 20 days	1 year 4 months 17 days
Outstanding at end of year		2 years 7 months 2 days	2 years 7 months 17 days
Shares vested but not issued at the end of the period